CONDENSED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Research and development	$ 610	$ 924	$ 1,425	$ 2,028	$ 3,691	$ 3,711
General and administrative	921	682	1,949	1,518	3,307	2,684
Total operating expenses	1,531	1,606	3,374	3,546	6,998	6,395
Loss from operations	(1,531)	(1,606)	(3,374)	(3,546)	(6,998)	(6,395)
Gain on change in fair value of warrant derivative liability					0	1,096
Interest income (expense), net	(1)	1	(1)	1	4	(3)
Loss before provision for income taxes	(1,532)	(1,605)	(3,375)	(3,545)	(6,994)	(5,302)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (1,532)	$ (1,605)	$ (3,375)	$ (3,545)	$ (6,994)	$ (5,302)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.05)	$ (0.06)	$ (0.1)	$ (0.13)	$ (0.23)	$ (0.21)
Weighted average shares outstanding (in shares)	33,548,366	28,705,705	33,425,058	28,012,097	30,413,042	24,816,481